Related Party Transactions (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 09, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Compensation		$ 35,847	$ 61,456	$ 350,229	$ 210,407
Interest and Fee Income, Loans and Leases		1,036,840	803,484	3,648,427	2,477,876
Taxes and Licenses		105,839	4,862	34,662	5,093
Due to Officers or Stockholders		25,568		656,296	230,409
Payments to Acquire Furniture and Fixtures		102,327
JJV, LLC (the "Manager")
Related Party Transaction [Line Items]
Compensation				350,229	210,407
Due from Related Parties		1,241,522		1,229,022	1,515,000
Loan Processing Fee		79,341	117,221	636,260	541,600
Interest and Fee Income, Loans and Leases		35,745	43,323	166,193	108,932
Taxes and Licenses		9,035	0	20,392
Due to Officers or Stockholders		$ 4,905	$ 101,094	$ 64,794	60,499
Payments to Acquire Furniture and Fixtures	$ 92,806
Loan amount					$ 800,000